Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 679	$ 1,539
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 119,571	$ 105,829